INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2017
INVESTMENTS IN ASSOCIATES [abstract]
Disclosure of associates

5                 11 INVESTMENTS IN ASSOCIATES

	2016	2017
	RMB’000	RMB’000

Share of net assets	167,604	174,548
Less: provision for impairment	-	-
	167,604	174,548

The movement of investments in associates of the Group during the year is as follows:

	2016	2017
	RMB’000	RMB’000

Beginning of the year	168,711	167,604
Share of results after tax	7,223	6,944
Dividend	(8,330)	-
End of the year	167,604	174,548

As at 31 December 2017, the Group had direct interests in the following companies which are incorporated/established and are operating in the PRC:

Name of the entity	Percentage of equity interest attributable to the Company	Paid-in capital	Principal activities

Guangzhou Tiecheng Enterprise Company Limited (“Tiecheng”)	49%	RMB343,050,000	Properties leasing and trading of merchandise
Shenzhen Guangzhou Railway Civil Engineering Company (“Shentu”)	49%	RMB64,000,000	Construction of railroad properties

All the above associates are limited liability companies and they are unlisted companies. There are no significant contingent liabilities relating to the Group’s interest in the associates and there are no significant restrictions on the transfer of assets or earnings from the associates to the Group.

11              INVESTMENTS IN ASSOCIATES (CONTINUED)

Set out below are the summarised financial information for Tiecheng and Shentu which are accounted for using the equity method in the consolidated financial statements.

Summarised balance sheets

		Tiecheng					Shentu
		2016			2017		2016	2017
		RMB’000			RMB’000		RMB’000	RMB’000

Current assets	87,733		105,556	921,761		780,104
Non-current assets	339,409		333,602	7,614		12,151
Total assets	427,142		439,158	929,375		792,255

Current liabilities	210,553		210,546	803,713		664,646
Non-current liabilities	202		-	-		-
Total liabilities	210,755		210,546	803,713		664,646

Equity	216,387		228,612	125,662		127,609

Share of net assets	106,030		112,020	61,574		62,528

Carrying amount of interest in associates	106,030		112,020	61,574		62,528

Summarized comprehensive income statements

	Tiecheng					Shentu
		2015			2016			2017		2015	2016	2017
	RMB’000		RMB’000	RMB’000		RMB’000	RMB’000		RMB’000

Revenue		32,955			41,217			44,351		467,911	493,277	506,608
Net profit		4,516			8,800			12,225		583	5,941	1,947
Other comprehensive income		-			-			-		-	-	-
Total comprehensive income for the year		4,516			8,800			12,225		583	5,941	1,947

Reconciliation of the summarised financial information presented to the carrying amount of its interests in associates as follows:

	Tiecheng		Shentu		Total
	2016	2017	2016	2017	2016	2017
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Opening net assets	207,587	216,387	136,721	125,662	344,308	342,049
Profit for the year	8,800	12,225	5,941	1,947	14,741	14,172
Dividend	-	-	(17,000)	-	(17,000)	-
Closing net assets	216,387	228,612	125,662	127,609	342,049	356,221
Percentage of ownership interest	49%	49%	49%	49%	49%	49%
Carrying value	106,030	112,020	61,574	62,528	167,604	174,548